Leases - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Leases
Recognized rental income	¥ 717	¥ 1,229	¥ 1,659
Future minimum lease payments to be received	15,502
Rental expenses, net of sublease rental income	42,919	49,000	¥ 47,217
Capital lease assets	27,067	31,030
Accumulated depreciation on capital lease assets	¥ 7,225	¥ 6,784